Dividends - Summary of Dividends Paid (Parenthetical) (Detail) - 5.5% Preference shares [member] - £ / shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2022
Disclosure of dividends [line items]
Per cent dividend	5.50%	5.50%
Preference shares	50,000	50,000	0
Par value	£ 1	£ 1